THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                --------------

Check here if Amendment [ X]; Amendment Number:  2
                                                 ----------

     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GPS Partners, LLC
Address:          2120 Colorado Avenue
                  Suite 250
                  Santa Monica, CA  90404


Form 13F File Number:               28-12285
                      -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven A. Sugarman
Title:            Partner
Phone:            (310) 496-5360

Signature, Place and Date of Signing:


 /s/ Steven A. Sugarman               Santa Monica, CA       November 14, 2008
-------------------------------       ----------------       -----------------
        [Signature]                    [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    3
                                           ------------------------------

Form 13F Information Table Value Total:    $32,734
                                           ------------------------------
                                  (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

-----------------------------------------------------------------------------------------------------------------------------------
                             CLASS                        VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
                             -----                       ------    -------  ---   ----   ----------    ------   ----------------
NAME OF ISSUER               TITLE            CUSIP     (X$1,000)  PRN AMT  PRN   CALL   DISCRETION   MANAGERS  SOLE    SHARED  NONE
--------------               -----            -----     ---------  -------  ---   ----   ----------   --------  ----    ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
BREITBURN ENERGY PARTNERS LP COM UT LTD PTN   106776107     8,871  441,767  SH              SOLE                441,767
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN   29273V100    15,236  487,724  SH              SOLE                487,724
-----------------------------------------------------------------------------------------------------------------------------------
EV ENERGY PARTNERS LP        COM UNITS        26926V107     8,627  336,344  SH              SOLE                336,344
-----------------------------------------------------------------------------------------------------------------------------------